Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	SPRUCE POWER HOLDING CORP
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 is being filed by Spruce Power Holding Corporation to convert the Registration Statement on Form S-1 (Registration No. 333-252089), which originally became effective on January 22, 2021, into a Registration Statement on Form S-3. This Post- Effective Amendment No. 2 also contains an updated prospectus so that the information contained or incorporated therein is current as of the date of filing.No additional securities are being registered under this Post-Effective Amendment No. 2 and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001772720
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE